Earnings Per Common Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended			9 Months Ended
	Sep. 30, 2026	Mar. 23, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Numerator - Basic
Net income (loss)	$ (5,608)			$ 37,124
Noncontrolling interests' share in earnings	1,287		$ 0	610	$ 0
Less: Participating securities' share in earnings	(3)		0	(7)	0
Net (income) loss - pre-IPO	0	$ (40,000)	0	(39,888)	0
Net income (loss) applicable to common shares	(4,324)		$ 0	(2,161)	$ 0
Net income (loss) applicable to common shares - diluted	$ (4,324)			$ (2,161)
Denominator
Basic weighted average shares outstanding (in shares)	225,973		0	209,482	0
Diluted weighted average common shares (in shares)	225,973		0	209,482	0
Earnings per common share
Basic (in dollars per share)	$ (0.02)		$ 0	$ (0.01)	$ 0
Diluted (in dollars per share)	$ (0.02)		$ 0	$ (0.01)	$ 0